Supplement to the
Fidelity® Series Intrinsic Opportunities Fund
September 29, 2016
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.01%
Total annual operating expenses	0.01%

(a)  Adjusted to reflect current fees.

1 year	$1
3 years	$3
5 years	$6
10 years	$13

The following information replaces similar information found in the “Fund Services” section under the “Advisory Fee(s)” heading.

Effective June 1, 2017, the fund does not pay a management fee to the Adviser.

The Adviser receives no fee from the fund for handling the business affairs of the fund and pays the expenses of the fund with limited exceptions.

The following information supplements similar information found in the “Fund Services” section under the “Advisory Fee(s)” heading.

The Adviser has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.01%. This arrangement will remain in effect through September 30, 2020. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

O2T-17-01 1.966436.102	June 1, 2017

Supplement to the
Fidelity® Series Intrinsic Opportunities Fund
Class F
September 29, 2016
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.01%
Total annual operating expenses	0.01%

(a)  Adjusted to reflect current fees.

1 year	$1
3 years	$3
5 years	$6
10 years	$13

The following information replaces similar information found in the “Fund Services” section under the “Advisory Fee(s)” heading.

Effective June 1, 2017, the fund does not pay a management fee to the Adviser.

The Adviser receives no fee from the fund for handling the business affairs of the fund and pays the expenses of the fund with limited exceptions.

The following information supplements similar information found in the “Fund Services” section under the “Advisory Fee(s)” heading.

The Adviser has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.01%. This arrangement will remain in effect through September 30, 2020. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

O2T-F-17-01 1.966437.102	June 1, 2017